Fair Value Measurements - Activities of the marketable securities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair value measurement [Abstract]
Beginning balance	$ 1,310,000	$ 1,287,500	$ 1,287,500	$ 0
Purchases	0	4,979,088	6,479,148	6,039,567
Proceeds from sale	(628,715)	0	(6,608,396)	(6,023,723)
Unsettled sale	(123,223)	0
Reclassification of net realized gains on marketable securities into earnings	51,133	0	129,248	1,160,162
Unrealized losses on marketable securities	(99,044)	(14,608)	22,500	111,494
Ending balance	$ 510,151	$ 6,251,980	$ 1,310,000	$ 1,287,500